Stock-Based Incentive Plans - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Outstanding ,Beginning Balance	509,329	318,901	299,107
Number of Options, Granted	123,739	222,059	144,296
Number of Options, Exercised	(3,879)	(811)	(802)
Number of Options, Forfeited	(54,349)	(20,454)	(24,324)
Number of Options, Expired	(2,957)	(10,366)	(98,579)
Number of Options Outstanding, Ending Balance	571,883	509,329	318,901
Number of Options exercisable, end of year	234,564	164,384	161,984
Number of Options, Options vested or expected to vest	413,641	480,995	287,202
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 23.82	$ 28.34	$ 36.75
Weighted Average Exercise Price, Granted	21.08	18.92	19.33
Weighted Average Exercise Price, Exercised	18.38	15.20	14.98
Weighted Average Exercise Price, Forfeited	30.42	17.47	17.12
Weighted Average Exercise Price, Expired	76.65	64.17	43.63
Weighted Average Exercise Price, Outstanding, Ending Balance	22.37	23.82	28.34
Weighted Average Exercise Price, Options exercisable, end of year	26.56	33.93	37.14
Weighted Average Exercise Price, Stock Options vested or expected to vest	$ 19.65	$ 24.28	$ 29.34